Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party balances and transactions

Note 11 – Related party balances and transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2023:

Name of related Party	Relationship
Beijing Runmei advertising Co., LTD (“Runmei”)	Under control of the shareholder of Zhenxi Brand
CRservices	Under control of the Chairman of the Board of Directors

Subscription receivable

As of December 31, 2024 and 2023, the balance of subscription receivable were nil and $1,184,676, respectively. Net proceeds of $1,184,676 were received on January 10, 2024 for the issuance of common shares to investors on December 28, 2023.

Due from related parties

As of December 31, 2024 and 2023, the balance due from related parties are set out below. The balance of $247,328 were borrowed for working capital use and were non-interest bearing, and payable upon demand, fully received on March 28, 2025. The balance of $1,279 were the consideration of the Disposal of Infobird HK on August 11, 2023, fully received on April 10, 2024.

	December 31, 2024	December 31, 2023

Beijing Runmei advertising Co., LTD	$247,328	$—
CRservices	—	1,279
Total	$247,328	$1,279

Due from discontinued operations, net

	December 31, 2024	December 31, 2023

Due from discontinued operations	$17,632,181	$17,632,181
Allowance for expected credit losses	(17,632,181)	(17,632,181)
Due from discontinued operations, net	$—	$—

After the Company disposed the discontinued operation entities, those entities continued in the decline of the scale of operation and in the increase of operating losses, which made the collectability of the receivables in doubt. During the year 2023, the Company totally impaired the balance due from discontinued operations by amount of $17,632,181.